Summary of Significant Accounting Policies (Details) - Schedule of Translation of Amounts from Exchange Rates	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
VND exchange rate for balance sheet items, except for equity accounts [Member]
Intra-Entity Foreign Currency Balance [Line Items]
Exchange rate	25,455	24,270		23,633
VND exchange rate for items in the statement of operations and comprehensive income, and statement of cash flows [Member]
Intra-Entity Foreign Currency Balance [Line Items]
Exchange rate	24,962		23,527